Financial risk management (Details 5) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	$ (14,074)	$ (20,360)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	(21,321)	(30,845)
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Cumulative losses in other comprehensive income (shareholders' equity)	$ 7,247	$ 10,485